Financial Instruments and Risk Management - Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 82
Other-than-temporary impairment charge and realized gains (losses) on financial assets	(318)
Transfer of senior debt floating rate notes	(5)
Settlement on Auction Rate Securities	(72)
Ending Balance
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other-than-temporary impairment charge and realized gains (losses) on financial assets	$ (5)